Significant Accounting Policies (Details Narrative)	1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2011	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Accounting Policies [Abstract]
Useful life of intangible assets	10 years	10 years
Antidilutive securities excluded from computation of earnings per share, shares		2,354,254	70,818,543	20,679,200
Antidilutive securities excluded from computation of earnings per share, warrants		4,013,336